Transactions with Related Parties (Details Narrative 3) - USD ($)		12 Months Ended
	Oct. 05, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties		$ 337,904	$ 1,259,780
Crewcare Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties		161,740	1,247,676
Cadetship Program Agreement [Member] | Crewcare Inc. [Member]
Related Party Transaction [Line Items]
Lump sum fee per cadet employed	$ 5,000
Cadetship program expenses		5,000	190,000	$ 360,000
Agreement term	1 year
Manning Agency Agreements [Member] | Crewcare Inc. [Member]
Related Party Transaction [Line Items]
Monthly manning service fee per seaman		95
One-off recruitment fees per seaman		120
In-house training fee per seaman		30
Extra inhouse training fee per seaman		50
Manning expenses		$ 41,104	$ 433,368	$ 441,499